Cover	9 Months Ended
Mar. 31, 2022
Cover [Abstract]
Entity Registrant Name	TEGO CYBER INC.
Entity Central Index Key	0001815632
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	84-2678167
Entity Address Address Line 1	8565 South Eastern Avenue
Entity Address Address Line 2	Suite 150
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89123
City Area Code	855
Local Phone Number	939-0100